Goodwill and other intangible assets	12 Months Ended
Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and other intangible assets
Note 9: Goodwill and other intangible assets

Goodwill

	Segment
	Cayman	Channel Islands and the UK	Other	Total
Balance at December 31, 2020	551	22,964	2,112	25,627
Foreign exchange translation adjustment	—	(226)	(45)	(271)
Balance at December 31, 2021	551	22,738	2,067	25,356
Foreign exchange translation adjustment	—	(2,466)	2	(2,464)
Balance at December 31, 2022	551	20,272	2,069	22,892
Foreign exchange translation adjustment	—	1,143	72	1,215
Balance at December 31, 2023	551	21,415	2,141	24,107

Customer Relationship Intangible Assets

	December 31, 2023			December 31, 2022
Segment	Cost	Accumulated amortization	Net carrying amount	Cost	Accumulated amortization	Net carrying amount
Bermuda	29,785	(19,297)	10,488	29,785	(17,868)	11,917
Cayman	16,517	(8,865)	7,652	16,517	(7,764)	8,753
Channel Islands and the UK	97,760	(63,746)	34,014	89,396	(62,380)	27,016
Other	24,540	(1,894)	22,646	5,563	(1,771)	3,792
Total	168,602	(93,802)	74,800	141,261	(89,783)	51,478
Customer relationships are initially valued based on the present value of net cash flows expected to be derived solely from the recurring customer base existing as at the date of acquisition. Customer relationship intangible assets may or may not arise from contracts.

On September 6, 2022, the Bank announced that it has entered into an agreement to acquire the global trust business of Credit Suisse in Guernsey, Singapore and The Bahamas. The onboarding of selected trust customers relating to this asset acquisition was completed in December 2023.

During the year ended December 31, 2023, the Bank acquired $27.3 million of new customer relationship intangible assets with an estimated useful life of 15 years via the aforementioned asset acquisition (December 31,2022: nil). During the year ended December 31, 2023, no amounts were written off (December 31, 2022: Nil). The amortization expense amounted to $5.7 million (December 31, 2022: $5.7 million, December 31, 2021: $6.0 million) and the foreign exchange translation adjustment increased the net carrying amount by $1.7 million (December 31, 2022: decreased by $3.6 million, December 31, 2021: increased by $0.4 million). The estimated aggregate amortization expense for each of the succeeding five years is $7.6 million.